Document and Entity Information	Sep. 08, 2023
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2023
Registrant Name	Fidelity Aberdeen Street Trust
Central Index Key	0000880195
Investment Company Type	N-1A
Amendment Flag	false